Details of Significant Accounts - Intangible assets, schedule of amortization on intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 75	$ 63	$ 47
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 75	$ 63	$ 47